Subsequent Events (Details Narrative) - USD ($)							6 Months Ended	12 Months Ended
	Aug. 02, 2022	Jul. 11, 2022	Jul. 08, 2022	Mar. 02, 2022	Feb. 04, 2022	Feb. 04, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Subsequent Event [Line Items]
Issuance of common stock for cash							$ 50,000	$ 50,000	$ 124,535
Secured note principal amount								874,728		$ 1,008,120
Principal amount								$ 500,000		$ 500,000
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock for cash, shares							263,158	263,158	1,402,279
Issuance of common stock for cash							$ 263	$ 263	$ 1,402
Note Modification Agreement [Member] | FR Holdings, LLC [Member]
Subsequent Event [Line Items]
Secured note					$ 750,000.00	$ 750,000.00
Secured note principal amount					1,250,000.00	1,250,000.00
Payments for debt					357,342.88	357,342.88
Principal amount					$ 900,000	$ 900,000
Debt percentage					7.00%	7.00%
Payments terms description						Future payments shall be calculated on a 20-year amortization with a balloon payment in three years.
Debt Instrument, Periodic Payment						$ 6,977.69
Subsequent Event [Member] | Common Stock [Member] | Three Directors [Member]
Subsequent Event [Line Items]
Issuance of common stock for cash, shares	45,000
Issuance of common stock for cash	$ 12,128
Subsequent Event [Member] | Common Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Issuance of common stock for cash, shares			7,000,000
Stockholders equity		$ 500,000
Payment to acquire asset		$ 1,955,000
Subsequent Event [Member] | Common Stock Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sale of stock			100,000
Subsequent Event [Member] | Note Modification Agreement [Member] | FR Holdings, LLC [Member]
Subsequent Event [Line Items]
Secured note					$ 750,000	750,000
Consulting fee					500,000	500,000
Secured note principal amount					1,250,000	1,250,000
Payments for debt					357,342.88	357,342.88
Principal amount					$ 900,000	$ 900,000
Debt percentage					700.00%	700.00%
Payments terms description					Future payments shall be calculated on a 20-year amortization with a balloon payment in three years.
Debt Instrument, Periodic Payment				$ 6,977.69